FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA
                                                    02109-3614
                                                    617 563 7000


                        February 5, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Court Street Trust II (the trust):

             Fidelity Connecticut Municipal Money Market Fund
             Fidelity New Jersey Municipal Money Market Fund
             Spartan Connecticut Municipal Money Market Fund (the funds)

             File Nos. 33-43758 and 811-6453

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933 are Supplements dated January 31, 1997 to Fidelity Connecticut Municipal Money Market Fund's and Spartan Connecticut Municipal Money Market Fund's Prospectuses, dated January 22, 1997, and a Supplement dated February 5, 1997 to Fidelity New Jersey Municipal Money Market Fund's Prospectus, dated January 22, 1997.
                        Very truly yours,







                        /s/Andrew M. Goldberg
                        Andrew M. Goldberg

                        Legal Department